Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted net income per ordinary share
	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Basic:
Net income	617,095	192,554	276,177
Less: Net income attributable to the noncontrolling interests	7,180	3,622	7,923
Net income attributable to the Company’s shareholders	609,915	188,932	268,254
Weighted average number of ordinary shares outstanding	1,239,264,464	1,092,601,338	1,073,891,784
Basic net income per ordinary share	0.49	0.17	0.25
Basic net income per ADS	9.84	3.46	5.00

Diluted:
Net income	617,095	192,554	276,177
Less: Net income attributable to the noncontrolling interests	7,180	3,622	7,923
Net income attributable to the Company’s shareholders	609,915	188,932	268,254
Weighted average number of ordinary shares outstanding	1,239,264,464	1,092,601,338	1,073,891,784
Weighted average number of dilutive potential ordinary shares from share options	1,589,570	628,098	399,576
Total	1,240,854,034	1,093,229,436	1,074,291,360
Diluted net income per ordinary share	0.49	0.17	0.25
Diluted net income per ADS	9.83	3.46	4.99